CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Parent Company CNY (¥)	Common Stock [Member] CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of the period at Dec. 31, 2018	¥ 34,217,238	¥ 523	¥ 24,137,681	¥ (1,545,077)	¥ 11,052,395	¥ 571,716	¥ 52,311	¥ 34,269,549
Balance, beginning of the period (in shares) at Dec. 31, 2018 | shares		785,463,859
Increase (Decrease) in Stockholders' Equity
Net income	5,674,145				5,674,145		(2,878)	5,671,267
Foreign currency translation adjustments	104,004					104,004		104,004
Share-based compensation and ordinary shares issued for share-based compensation	316,666		190,065	126,601				316,666
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		2,500,041
Repurchase of ordinary shares	(738,746)			(738,746)				(738,746)
Repurchase of ordinary shares (in shares) | shares		(6,016,436)
Capital contribution from non-controlling interest holders							51,360	51,360
Distribution of dividends	(1,270,703)		(1,270,703)					(1,270,703)
Cancellation of ordinary shares		¥ (6)	(720,449)	720,455
Balance at ending of the period at Dec. 31, 2019	38,302,604	¥ 517	22,336,594	(1,436,767)	16,726,540	675,720	100,793	38,403,397
Shares outstanding, end of the period at Dec. 31, 2019 | shares		781,947,464
Increase (Decrease) in Stockholders' Equity
Net income	4,312,213				4,312,213		14,233	4,326,446
Foreign currency translation adjustments	(771,291)					(771,291)		(771,291)
Acquisition of non-controlling interests of subsidiaries	(17,129)		(17,129)				(11,179)	(28,308)
Share-based compensation and ordinary shares issued for share-based compensation	264,154		177,916	86,238				264,154
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,947,269
Repurchase of ordinary shares	(1,228,341)			(1,228,341)				(1,228,341)
Repurchase of ordinary shares (in shares) | shares		(6,774,761)
Capital contribution from non-controlling interest holders	807		807				17,038	17,845
Distribution of dividends	(1,648,037)		(1,648,037)					(1,648,037)
Issuance of ordinary shares	9,763,833	¥ 36	9,763,797					9,763,833
Issuance of ordinary shares (in shares) | shares		51,750,000
Balance at ending of the period at Dec. 31, 2020	48,978,813	¥ 553	30,613,948	(2,578,870)	21,038,753	(95,571)	120,885	49,099,698
Shares outstanding, end of the period at Dec. 31, 2020 | shares		828,869,972
Increase (Decrease) in Stockholders' Equity
Net income	4,754,827				4,754,827		(53,500)	4,701,327	$ 737,741
Foreign currency translation adjustments	(146,533)					(146,533)		(146,533)	(22,994)
Acquisition of non-controlling interests of subsidiaries	(43,994)		(43,994)				(127,824)	(171,818)
Share-based compensation and ordinary shares issued for share-based compensation	248,027		229,052	49,496	(30,521)			248,027
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,161,362
Repurchase of ordinary shares	(3,810,586)			(3,810,586)				(3,810,586)
Repurchase of ordinary shares (in shares) | shares		(21,583,045)
Non-controlling interest recognized from partial disposal	1,850		1,850				11,083	12,933
Capital contribution from non-controlling interest holders							380,301	380,301
Distribution of dividends	(1,345,157)		(1,345,157)					(1,345,157)
Decrease of non-controlling interests from disposal of subsidiaries							(40,611)	(40,611)
Cancellation of ordinary shares		¥ (18)	(1,226,673)	4,272,951	(3,046,260)
Balance at ending of the period at Dec. 31, 2021	¥ 48,637,247	¥ 535	¥ 28,229,026	¥ (2,067,009)	¥ 22,716,799	¥ (242,104)	¥ 290,334	¥ 48,927,581	$ 7,677,806
Shares outstanding, end of the period at Dec. 31, 2021 | shares		808,448,289